Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from (used in) from operating activities
Net loss for the year:	$ (309,676)	$ (77,559)
Adjust for:
Depreciation	2,200	2,252
Share-based payments	38,222	29,534
Mark-to-market (gain) loss on convertible debentures	78,178	(18,375)
Interest expense on convertible debentures	46,446	32,497
Interest on lease liabilities and accretion expense	285	110
Share of net loss from associate	279	13,798
Loss on dilution of ownership interest in associate	11,481	113
Impairment loss on investment in associate	81,009	0
Mark-to-market loss on derivative instruments	2,133	0
Deferred income tax (recovery) expense	14,108	(4,567)
Unrealized foreign exchange loss	1,696	4,040
Finance income	(1,084)	0
Other expense	0	159
Operating cash flows before working capital	(34,723)	(17,998)
Changes in working capital items:
Amounts receivable	(503)	127
Prepaid expenses and other	(15,600)	(6,028)
Accounts payable and accrued liabilities	3,314	(188)
Cash used in operating activities	(47,512)	(24,087)
Cash flows used in investing activities
Expenditures on exploration and evaluation assets	(185,094)	(128,322)
Acquisition of property and equipment	(505)	(2,361)
Acquisition of short-term investments	(320,000)	0
Investment in IsoEnergy	(18,250)	0
Cash used in investing activities	(523,849)	(130,683)
Cash provided by financing activities
Proceeds from at-the-market equity program, net of issuance costs	0	130,237
Proceeds from ASX CDI offering, net of issuance costs	0	215,780
Proceeds from global offering, net of issuance costs	903,728	0
Proceeds from exercise of stock options	34,703	20,160
Restricted cash	(8,216)	0
Payment of lease liabilities	(1,037)	(1,035)
Interest paid on convertible debentures	(29,735)	(20,502)
Cash provided by financing activities	899,443	344,640
Effect of exchange rates on cash and cash equivalents	(2,091)	(4,026)
Increase in cash	325,991	185,844
Cash, beginning of year	476,587	290,743
Cash, end of year	$ 802,578	$ 476,587